Schedule of Investments (unaudited)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.5%
Nufarm Ltd./Australia	7,200	$25,500

Canada — 3.1%
Nutrien Ltd.	3,288	173,228

Denmark — 2.5%
Chr Hansen Holding A/S	1,917	139,501

France — 7.9%
Danone SA	4,726	279,727
Eurofins Scientific SE	2,520	166,519
		446,246
Germany — 11.1%
BASF SE	5,048	240,074
Bayer AG, Registered	4,540	253,379
GEA Group AG	3,114	131,242
		624,695
Italy — 3.5%
CNH Industrial NV	15,448	197,727

Japan — 4.2%
Kubota Corp.	17,300	237,855

Netherlands — 0.5%
Corbion NV	1,002	27,560

Norway — 5.4%
Austevoll Seafood ASA	1,800	14,304
Bakkafrost P/F	972	63,736
Grieg Seafood ASA	1,146	8,848
Mowi ASA	9,134	156,845
Salmar ASA	1,334	58,858
		302,591
Security	Shares	Value

United Kingdom — 4.3%
Croda International PLC	2,712	$205,854
Genus PLC	1,229	38,751
		244,605
United States — 56.2%
AGCO Corp.	1,202	132,557
Archer-Daniels-Midland Co.	2,682	189,483
CF Industries Holdings Inc.	2,484	152,791
Corteva Inc.	3,930	210,216
Deere & Co.	567	196,171
Ecolab Inc.	1,698	280,255
Exponent Inc.	1,020	93,146
FMC Corp.	1,956	203,580
Ingredion Inc.	1,276	133,470
International Flavors & Fragrances Inc.	2,316	179,004
International Paper Co.	6,906	203,313
Kellogg Co.	3,384	225,950
Mosaic Co. (The)	5,280	168,749
Neogen Corp.(a)	4,560	79,754
Packaging Corp. of America	1,850	229,455
Sealed Air Corp.	2,910	110,143
Sotera Health Co.(a)	1,926	27,137
Trimble Inc.(a)	4,350	203,014
Westrock Co.	5,256	147,221
		3,165,409
Total Investments — 99.2%
(Cost: $6,917,852)		5,584,917

Other Assets Less Liabilities — 0.8%		44,822

Net Assets — 100.0%		$5,629,739

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$65,147	$—		$(65,163	)(b)	$22	$(6)	$—	—	$1,650	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0	(b)	—		—	—	—	—	41		—
						$22	$(6)	$—		$1,691		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Emergent Food and AgTech Multisector ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	5	06/16/23	$44	$(180)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,338,637	$2,246,280	$—	$5,584,917

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(180)	$—	$—	$(180)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2